Investment in film and television programs - Schedule of investment in film and television programs (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Detailed Information About Inventory [Line Items]
Development costs	$ 2,112	$ 1,678
Productions in progress	17,577	37,346
Productions completed and released	136,543	119,157
Program and film rights - broadcasting	29,776	36,999
Investment in film and television programs	186,008	195,180	$ 140,444
Cost
Disclosure Of Detailed Information About Inventory [Line Items]
Productions completed and released	529,494	473,775
Program and film rights - broadcasting	134,765	120,655
Accumulated amortization
Disclosure Of Detailed Information About Inventory [Line Items]
Productions completed and released	(377,041)	(343,487)
Program and film rights - broadcasting	(102,202)	(83,656)
Accumulated impairment
Disclosure Of Detailed Information About Inventory [Line Items]
Productions completed and released	(15,910)	(11,131)
Accumulated Write Down Of Program And Film Rights [Member]
Disclosure Of Detailed Information About Inventory [Line Items]
Program and film rights - broadcasting	$ (2,787)	$ 0